UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01735

FPA New Income, Inc.

(Exact name of registrant as specified in charter)

11601 Wilshire Blvd.,

Ste. 1200, Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

J. Richard Atwood, President

FPA New Income, Inc.

11601 Wilshire Blvd., Ste. 1200,

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/17 to 6/30/18

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-1735

Reporting Period: 07/01/2017 - 06/30/2018

FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR LTD.

Ticker:       BLY            Security ID:  Q1645L104

Meeting Date: MAY 23, 2018   Meeting Type: Annual

Record Date:  MAY 21, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Eric Waxman as Director           For       For          Management

2     Elect Richard Wallman as Director       For       For          Management

3     Elect James Kern as Director            For       For          Management

4     Elect Marcus Randolph as Director       For       For          Management

5     Approve the Remuneration Report         For       For          Management

6     Approve the Boart Longyear Management   For       For          Management

      Incentive Plan

7     Approve Grant of LTIP Units to Jeffrey  For       For          Management

      Olsen

8     Approve the Issuance of Shares to       For       For          Management

      Non-Executive Directors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	August 6, 2018